Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Debt	Debt as of December 31, 2021 is a follows:

December 31, 2021
2018 Convertible Notes	$19,862
2019 Convertible Notes	27,498
2020 Convertible Notes	15,294
Cantor Loan	7,522
Promissory Note	38,297
Total debt	108,473
Less deferred financing costs	-
Total debt less deferred financing fees	108,473
Less: Current portion	-
Total non-current debt, net of deferred financing fees	$108,473